Acquisition (Details) $ in Thousands, ¥ in Millions	Nov. 05, 2025 USD ($)	Nov. 05, 2025 CNY (¥)
Acquisition [Line Items]
Cash consideration	$ 236	¥ 1.7
Jiangxi Jiayi [Member]
Acquisition [Line Items]
Cash consideration	$ 200	¥ 1.7
Jiangxi Jiayi [Member]
Acquisition [Line Items]
Equity interest acquired	100.00%	100.00%